Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Disclosure Text Block [Abstract]
Commitments and Contingencies

Litigation

In the ordinary course of business, we may be or have been involved in legal proceedings from time to time. Below is a description of all legal proceedings we were involved in during the nine months ended December 31, 2018.

●	On November 1, 2017, we filed a lawsuit in the Fourth Judicial District Court for Utah County, State of Utah, Wealth Generators, LLC, v. Evan Cabral, Daniel Lopez, John Legarreta, Johnathan Lopez, Julian Kuschner, Nick Gomez, Luke Shulla, Nestor Velazquez, Christopher Terry, Isis De La Torre, Alex Morton, Ivan Briongos, Brandon Boyd, and International Markets Live Ltd. d/b/a iMarketslive, Civil No. 170401615, alleging corporate espionage and misappropriation of corporate information. The lawsuit alleges that International Markets Live Ltd., dba iMarketslive, conspired with a number of individuals affiliated with Wealth Generators to steal our confidential information, intellectual property, and trade secrets. On September 27, 2018, the Court issued its ruling granting in part and denying in part the Company's motion for preliminary injunction. The Court found that Wealth Generators will likely succeed on its claim that John Legarreta is bound by the confidentiality provision of the Company's policies and procedures; that the Company will suffer irreparable harm if Legarreta is allowed to use the information; that restricting Legarreta's use of such information is not contrary to public policy; and that potential harm to the Company by Legarreta's use of such information outweighs any potential harm caused by prohibiting Legarreta's use of the information. We are currently in settlement discussions regarding this matter.

●	In February 2018, we received a subpoena from the United States Commodity Futures Trading Commission (“CFTC”). We complied with the terms of the subpoena, negotiated a resolution of this matter with the CFTC staff, and a final order was issued on September 14, 2018. Under the order, we are not admitting or denying any of the allegations, will pay a fine of $150,000, and have agreed not to act as an unregistered Commodities Trading Advisor in the future. As of December 31, 2018 we have paid $60,000 to CFTC and the remaining unpaid balance has been included in Accounts Payable and Accrued Liabilities on our consolidated balance sheet.

●	Jim Westphal filed a wage claim against Kuvera, LLC (at the time named Wealth Generators, LLC), in the United States District Court for the District of Utah, Central Division (Case No. 2:18-cv-00080) in the amount of $6,500 plus liquidated damages. Mr. Westphal is claiming unpaid overtime wages. We contend that Mr. Westphal was an independent contractor, hired on a limited basis to perform software services, and is accordingly not entitled to overtime payments under the Fair Labor Standards Act. Moreover, Mr. Westphal never provided the promised software pursuant to the parties’ agreement. We filed a counterclaim on July 12, 2018, seeking damages of approximately $20,000 and demanding a jury trial. In December 2018 the parties settled the matter with a joint motion. As a result of the settlement we paid Mr. Westphal $1,500 and the case was dismissed.

Litigation

In the ordinary course of business, we may be or have been involved in legal proceedings from time to time. Below is a description of all legal proceedings we were involved in as of March 31, 2018.

●	On November 1, 2017, we filed a lawsuit in the Fourth Judicial District Court for Utah County, State of Utah, Wealth Generators, LLC, v. Evan Cabral, Daniel Lopez, John Legarreta, Johnathan Lopez, Julian Kuschner, Nick Gomez, Luke Shulla, Nestor Velazquez, Christopher Terry, Isis De La Torre, Alex Morton, Ivan Briongos, Brandon Boyd, and International Markets Live Ltd. d/b/a iMarketslive, Civil No. 170401615, alleging corporate espionage and misappropriation of corporate information. The lawsuit alleges that International Markets Live Ltd., dba iMarketslive, conspired with a number of individuals affiliated with Wealth Generators to steal our confidential information, intellectual property, and trade secrets. We are seeking injunctive relief to protect our business and damages of not less than $300,000.

●	In February 2018, we received a subpoena from the United States Commodity Futures Trading Commission (“CFTC”). We complied with the terms of the subpoena and have negotiated a resolution of this matter with the CFTC staff. Under the proposed resolution, we will not admit or deny any of the allegations, will pay a fine of $150,000, and will agree not to act as an unregistered Commodities Trading Advisor in the future. We cannot provide any assurance that the resolution we have negotiated with the CFTC staff will be approved by the CFTC. We await the acceptance of the resolution from the CFTC.

●	Jim Westphal filed a wage claim against Wealth Generators, LLC, in the United States District Court for the District of Utah, Central Division (Case No. 2:18-cv-00080, District Judge Dale A. Kimball and Magistrate Judge Evelyn J. Furse) in the amount of $6,500 plus liquidated damages. Plaintiff is claiming unpaid overtime wages. Wealth Generators contends that Mr. Westphal was an independent contractor, hired on a limited basis to perform software services, and is accordingly not entitled to overtime payments under the Fair Labor Standards Act. Moreover, Plaintiff never provided the promised software pursuant to the parties’ agreement. The Magistrate Judge ordered both parties to provide specific disclosures to the other side and both parties have complied. The Parties were ordered to meet and confer in a good faith effort to settle the matter on or before June 12, 2018. The parties were unable to settle the matter and as of June 19, 2018, we are filing a countersuit to proceed.